CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income (loss)	$ (1,657)	$ 4,106	$ 736	$ (35,730)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation	1,526	1,910	7,331	7,903
Amortization of intangible assets	283	370	1,390	3,161
Amortization of operating lease right-of-use assets	276
Provision for bad debts	75	13	53	174
Stock-based compensation	112	200	634	852
Amortization of loan fees			43	177
Amortization of loan issuance costs	8	54
Loss on extinguishment of debt	151	0	43	709
Gain on disposal of discontinued operations	0	(6,261)	(6,161)
Gain on sale of assets	(42)	5	(46)	(66)
Unrealized loss on available-for-sale securities			62	311
Goodwill impairment			476	2,746
Deferred income taxes	(16)	107	(133)	27,530
Other, net	(28)	17	0	(160)
Changes in operating assets and liabilities:
Accounts receivable	(794)	3,119	3,026	(1,567)
Inventories	8	(177)	(12)	409
Other assets	(454)	185	686	(14)
Accounts payable	(664)	21	25	(1,244)
Accrued compensation	(616)	(2,299)	(1,645)	1,545
Deferred revenue			(749)	6
Deferred revenue	(273)	(568)
Operating lease liabilities	(287)
Other liabilities	207	(382)	(676)	(673)
Net cash provided by operating activities	(2,185)	420	5,064	6,069
Investing activities
Purchases of property and equipment	(387)	(201)	(2,163)	(2,531)
Proceeds from sale of discontinued operations	0	6,844	6,844
Proceeds from sale of property and equipment	257	40	2,095	167
Purchases of equity securities			(13)	(18)
Purchases of equity securities	0	(14)
Sales and maturities of securities available-for-sale	140	0	0	917
Payments to acquire interest in joint ventures	(1,000)	0
Net cash provided by (used in) investing activities	(990)	6,669	8,685	(1,465)
Financing activities
Proceeds from long-term borrowings	23,517	7,758	33,347	37,569
Repayment of long-term borrowings	(20,500)	(14,257)	(43,347)	(40,032)
Loan issuance costs and extinguishment costs	(381)	(4)	24	(271)
Dividends paid	0	(1,105)	(3,321)	(4,195)
Issuances of common stock			26	5
Taxes paid related to net share settlement of equity awards			(74)	(195)
Cash paid for contingent consideration for acquisitions			0	(27)
Repayment of obligations under capital leases			(811)	(917)
Taxes paid related to net share settlement of equity awards	(24)	(70)
Repayment of obligations under finance leases	(184)	(254)
Net cash used in financing activities	2,428	(7,932)	(14,156)	(8,063)
Net decrease in cash, cash equivalents, and restricted cash			(407)	(3,459)
Net decrease in cash and cash equivalents and restricted cash	(747)	(843)
Cash, cash equivalents, and restricted cash at beginning of year	1,813	2,220	2,220	5,679
Cash, cash equivalents, and restricted cash at end of year	1,066	1,377	1,813	2,220
Supplemental Information
Cash paid during the period for interest			702	856
Cash paid during the period for income taxes			52	127
Non-Cash Investing Activities
Assets acquired by entering into capital lease			613	2,422
Medical Device Sales And Service Post-Warranty Service Business [Member]
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Gain on disposal of discontinued operations			(6,161)	0
Investing activities
Proceeds from sale of discontinued operations	$ 6,844	$ 0	6,844	0
Telerhythmics [Member]
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Gain on disposal of discontinued operations			(19)	0
Investing activities
Proceeds from sale of discontinued operations			$ 1,922	$ 0